Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

      Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

      Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

      Borrowings: The carrying amount of the floating rate loans approximates their fair value. The 2019 Notes, the 2022 Notes and the 2019 and 2022 Logistics Senior Notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.

      Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

      Loan receivable from affiliate companies: The carrying amount of the floating rate loan approximates its fair value.

      Long-term receivable from affiliate companies: The carrying amount of the floating rate receivable approximates its fair value.

      Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectable are written off and/or reserved.

      Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.

      Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive income.

       The estimated fair values of the Company's financial instruments are as follows:

	June 30, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 232,435	$ 232,435	$ 187,831	$ 187,831
Restricted cash	$ 2,631	$ 2,631	$ 2,041	$ 2,041
Accounts receivable, net	$ 99,578	$ 99,578	$ 86,219	$ 86,219
Investments in available-for-sale-securities	$ 7,280	$ 7,280	$ 7,660	$ 7,660
Loan receivable from affiliate companies	$ 5,491	$ 5,491	$ 2,660	$ 2,660
Long-term receivable from affiliate companies	$ 7,167	$ 7,167	$ 5,144	$ 5,144
Accounts payable	$ (69,368)	$ (69,368)	$ (51,692)	$ (51,692)
Capital lease obligations, including current portion	$ (23,194)	$ (23,194)	$ (23,759)	$ (23,759)
Senior and ship mortgage notes, including premium	$ (1,375,000)	$ (1,433,023)	$ (1,293,156)	$ (1,326,897)
Long-term debt, including current portion	$ (249,712)	$ (249,712)	$ (218,093)	$ (218,093)

The following tables set forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements as of June 30, 2014
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$ 7,280	$ 7,280	$ —	$ —
Total	$ 7,280	$ 7,280	$ —	$ —

Fair Value Measurements as of December 31, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$ 7,660	$ 7,660	$ —	$ —
Total	$ 7,660	$ 7,660	$ —	$ —

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

      Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

      Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

      Level III: Inputs that are unobservable.

Fair Value Measurements at June 30, 2014
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 232,435	$ 232,435	$ —	$ —
Restricted cash	$ 2,631	$ 2,631	$ —	$ —
Senior and ship mortgage notes, including premium	$ (1,433,023)	$ (1,433,023)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (23,194)	$ —	$ (23,194)	$ —
Long-term debt, including current portion(1)	$ (249,712)	$ —	$ (249,712)	$ —
Loan receivable from affiliate companies(2)	$ 5,491	$ —	$ 5,491	$ —
Long-term receivable from affiliate companies(2)	$ 7,167	$ —	$ 7,167	$ —

Fair Value Measurements at December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 187,831	$ 187,831	$ —	$ —
Restricted cash	$ 2,041	$ 2,041	$ —	$ —
Senior and ship mortgage notes, including premium	$ (1,326,897)	$ (1,326,897)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (23,759)	$ —	$ (23,759)	$ —
Long-term debt, including current portion(1)	$ (218,093)	$ —	$ (218,093)	$ —
Loan receivable from affiliate companies(2)	$ 2,660	$ —	$ 2,660	$ —
Long-term receivable from affiliate companies(2)	$ 5,144	$ —	$ 5,144	$ —

(1)      The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2)      The fair value of the Company's loan receivable from affiliate companies and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.